UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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



                               TITLE OF    CUSIP          VALUE       SHARES     SH/ PUT/   INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS                    (x$1000)      PRN  AMT   PRN CALL   DSCRETN MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------- ----------------------------------------------------------------
ALKERMES INC                   COM         01642T108         1,683       125,853     SH        SOLE     N/A     125,853
ALPHARMA INC                   CL A        020813101           289        11,997     SH        SOLE     N/A      11,997
BIRCH MOUNTAIN RESOURCES       COM         09066X109           500       200,000     SH        SOLE     N/A     200,000
CEPHALON INC                   COM         156708109         1,030        14,624     SH        SOLE     N/A      14,624
COLEY PHARMACEUTICAL GROUP     COM         19388P106         2,131       219,967     SH        SOLE     N/A     219,967
DENDREON CORP                  COM         24823Q107         1,233       295,577     SH        SOLE     N/A     295,577
DYNAVAX TECHNOLOGIES CORP      COM         268158102         1,330       144,893     SH        SOLE     N/A     144,893
EMISPHERE TECHNOLOGIES INC     COM         291345106         1,516       286,511     SH        SOLE     N/A     286,511
GENOMIC HEALTH INC             COM         37244C101           223        11,997     SH        SOLE     N/A      11,997
GENVEC INC                     COM         37246C109           339       141,083     SH        SOLE     N/A     141,083
ISIS PHARMACEUTICALS INC       COM         464330109           323        29,087     SH        SOLE     N/A      29,087
MEDIVATION INC                 COM         58501N101           618        39,056     SH        SOLE     N/A      39,056
NEUROCHEM INC                  COM         64125K101           963        44,863     SH        SOLE     N/A      44,863
NEUROCHEM INC                  COM         64125K101         1,638        76,300    PUT        SOLE     N/A      76,300
NEW RIV PHARMACEUTICALS INC    COM         648468205           776        14,184     SH        SOLE     N/A      14,184
NORTHSTAR NEUROSCIENCE INC     COM         66704V101           767        53,344     SH        SOLE     N/A      53,344
ONYX PHARMACEUTICALS INC       COM         683399109           436        41,200    CALL       SOLE     N/A      41,200
PHARMION CORP                  COM         71715B409         2,574       100,000     SH        SOLE     N/A     100,000
VANDA PHARMACEUTICALS INC      COM         921659108         2,620       106,276     SH        SOLE     N/A     106,276

                                       19                  20,989



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         19
Form 13F Information Table Value Total:         20,989
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE